Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Tax Provision [Table Text Block]
The following table summarizes the provision (benefit) for U.S. federal, state, and foreign taxes on income from continuing operations:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Current:
Federal	$5,472	$10,486	$—
State and local	2,045	765	—
Foreign	9,898	22,715	20,392
Total current	17,415	33,966	20,392

Deferred:
Federal	17,861	7,216	(39,311)
State and local	(2,099)	3,340	(3,341)
Foreign	(37,265)	(31,743)	(28,118)
Total deferred	(21,503)	(21,187)	(70,770)

Change in valuation allowance	8,518	3,195	6,553
Total provision (benefit) for income taxes	$4,430	$15,974	$(43,825)

Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of income taxes at the U.S. federal statutory rate of 35% to the consolidated actual tax rate is as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Income (loss) before income taxes
Domestic	$125,010	$173,032	$34,946
Foreign	(626,776)	(48,587)	(82,221)
Total income (loss) before income taxes	$(501,766)	$124,445	$(47,275)

Expected federal income tax provision (benefit)	$(175,618)	$43,556	$(16,546)
Asset impairments	207,054	—	—
Change in valuation allowance	8,518	3,195	6,553
Stock-based compensation	951	1,541	1,648
Foreign earnings	(19,222)	(14,986)	(18,224)
Tax credits	(6,877)	(9,746)	(23,224)
Uncertain tax positions, including interest and penalties	(3,996)	(10,242)	12,053
Change in tax rates	(1,522)	(1,428)	482
U.S. tax provision (benefit) of foreign branch income (loss)	(1,156)	333	(6,262)
State income tax provision (benefit), net of federal effect	(768)	1,968	(3,193)
U.S. tax provision on foreign earnings	—	279	7,932
Other, net	(2,934)	1,504	(5,044)
Total provision (benefit) for income taxes	$4,430	$15,974	$(43,825)

Deferred Tax Assets and Liabilities [Table Text Block]
Deferred tax assets and liabilities consist of the following:

	At December 31,
	2011	2010
	(in thousands)
Deferred tax assets
Loss carryforwards(1)	$61,330	$53,213
Accrued expenses	27,103	30,798
Warranty reserves	21,230	10,332
Tax credits(2)	17,481	46,801
Equity compensation	10,526	11,206
Depreciation and amortization	9,241	10,916
Pension plan benefits expense	6,677	6,897
Inventory valuation	4,252	5,254
Other deferred tax assets, net	2,654	4,162
Total deferred tax assets	160,494	179,579
Valuation allowance	(29,953)	(24,600)
Total deferred tax assets, net of valuation allowance	130,541	154,979

Deferred tax liabilities
Depreciation and amortization	(71,889)	(89,166)
Convertible debt	—	(19,844)
Tax effect of accumulated translation	(2,733)	(2,782)
Other deferred tax liabilities, net	(7,885)	(7,645)
Total deferred tax liabilities	(82,507)	(119,437)
Net deferred tax assets	$48,034	$35,542

(1)
For tax return purposes at December 31, 2011, we had U.S. federal loss carryforwards of $29.8 million that expire during the years 2020 through 2026. The remaining portion of the loss carryforwards are composed primarily of losses in various foreign jurisdictions. The majority of these losses can be carried forward indefinitely. At December 31, 2011, there was a valuation allowance of $30.0 million primarily associated with foreign loss carryforwards.

(2)
For tax return purposes at December 31, 2011, we had: (1) federal and state research and development tax credits of $28.1 million, which begin to expire in 2020; (2) alternative minimum tax credits of $2.5 million that are carried forward indefinitely; and (3) foreign tax credits of $4.9 million, which begin to expire in 2019

Unrecognized Tax Benefits Related To Uncertain Tax Positions [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

Unrecognized tax benefits at January 1, 2009	$37,644
Gross increase to positions in prior years	8,958
Gross decrease to positions in prior years	(4,360)
Gross increases to current period tax positions	5,471
Audit settlements	(2,032)
Effect of change in exchange rates	525
Unrecognized tax benefits at December 31, 2009	$46,206

Gross increase to positions in prior years	2,037
Gross decrease to positions in prior years	(11,700)
Gross increases to current period tax positions	13,743
Audit settlements	(2,049)
Decrease related to lapsing of statute of limitations	(4,002)
Effect of change in exchange rates	(2,060)
Unrecognized tax benefits at December 31, 2010	$42,175

Gross increase to positions in prior years	2,132
Gross decrease to positions in prior years	(16,603)
Gross increases to current period tax positions	1,866
Audit settlements	(1,871)
Decrease related to lapsing of statute of limitations	(2,888)
Effect of change in exchange rates	(74)
Unrecognized tax benefits at December 31, 2011	$24,737

	At December 31,
	2011	2010	2009
	(in thousands)
The amount of unrecognized tax benefits that, if recognized, would affect our effective tax rate	$24,451	$30,832	$46,206

We classify interest expense and penalties related to unrecognized tax liabilities and interest income on tax overpayments as components of income tax expense. The net interest and penalties expense (benefit) recognized is as follows:

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Net interest and penalties expense (benefit)	$(795)	$498	$1,476

	At December 31,
	2011	2010
	(in thousands)
Accrued interest	$3,781	$4,403
Accrued penalties	2,766	3,233

We believe it is reasonably possible that our unrecognized tax benefits may decrease by approximately $10.5 million within the next twelve months due to the expiration of the statute of limitations, and completion of examinations by taxing authorities. At December 31, 2011, we are not able to reasonably estimate the timing of future cash flows relating to our uncertain tax positions.

We file income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. We are subject to income tax examination by tax authorities in our major tax jurisdictions as follows:

Tax Jurisdiction	Years Subject to Audit
U.S. federal	Subsequent to 1998
France	Subsequent to 2008
Germany	Subsequent to 2005
Spain	Subsequent to 2005
United Kingdom	Subsequent to 2005